Income Taxes - Reconciliation of income tax percentage (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate - expense	21.00%	21.00%	21.00%
Tax credits	(14.90%)	(1.90%)	(3.20%)
Adjustments to prior year tax liabilities	(3.10%)	0.20%	(0.30%)
Dividends received deduction	(1.90%)	(0.50%)	(0.70%)
State income taxes	3.40%	0.50%	1.50%
Non-deductible expenses	0.00%	0.10%	0.00%
Tax Legislation benefit	0.00%	0.00%	(14.00%)
Other	(0.10%)	0.00%	0.10%
Effective income tax rate - expense	4.40%	19.40%	4.40%